Analysis of changes in net debt (Details) - Schedule of Analysis of Changes in Net Debt - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Beginning balance	£ (1,945,858)	£ (4,137,388)
Cash flows	4,265,783	2,472,561
Other changes	12,462	(281,031)
Ending balance	2,332,387	(1,945,858)
Cash and cash equivalents [Member]
Debt Instrument [Line Items]
Beginning balance	8,298,069	7,057,488
Cash flows	4,666,340	1,250,687
Other changes	(2,539)	(10,106)
Ending balance	12,961,870	8,298,069
Debt due within one year [Member]
Debt Instrument [Line Items]
Beginning balance	(1,186,222)	(1,511,044)
Cash flows	(400,557)	1,221,874
Other changes	(9,042,704)	(897,052)
Ending balance	(10,629,483)	(1,186,222)
Debt due after one year [Member]
Debt Instrument [Line Items]
Beginning balance	(9,057,705)	(9,683,832)
Cash flows	0	0
Other changes	9,057,705	626,127
Ending balance	£ 0	£ (9,057,705)